Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statement of comprehensive income [abstract]
Net profit	¥ 325,377	¥ 267,466
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	168,202	10,624
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	530,585	(46,517)
Own credit on financial liabilities designated at fair value through profit or loss:
Gains (losses) arising during the period, before tax	(782)
Share of other comprehensive income (loss) of associates and joint ventures	2,828	762
Income tax relating to items that will not be reclassified	(213,008)	11,026
Total items that will not be reclassified to profit or loss, net of tax	487,825	(24,105)
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	24,652	176,477
Reclassification adjustments for (gains) losses included in net profit, before tax	(104,141)	(92,317)
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	(55,848)	(70,015)
Reclassification adjustments for (gains) losses included in net profit, before tax	1,313
Share of other comprehensive income (loss) of associates and joint ventures	(8,110)	(2,707)
Income tax relating to items that may be reclassified	24,290	(24,688)
Total items that may be reclassified subsequently to profit or loss, net of tax	(117,844)	(13,250)
Other comprehensive income (loss), net of tax	369,981	(37,355)
Total comprehensive income	695,358	230,111
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	686,159	212,732
Non-controlling interests	2,770	11,404
Other equity instruments holders	¥ 6,429	¥ 5,975